Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Summary of Borrowings

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Secured
- Bank borrowings (a)	1,343,970	485,400
Unsecured
- Bank borrowings (b)	35,251,477	38,072,454

	36,595,447	38,557,854
Interest payable	320,066	265,430

Total borrowings	36,915,513	38,823,284

Summary of Interest Rates of Borrowings
(b)	The following table sets forth the range of interest rates of borrowings as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
Bank borrowings - fixed rate	2.70%-4.30%	2.78%-4.50%
Bank borrowings - floating rate	1.72%-5.59%	6.28%-7.24%

Summary of Bank Borrowings Repayable
(c)	The bank borrowings are repayable as follows:

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Within 1 year	36,915,513	36,031,387
Between 1 and 2 years	—	1,838,920
Between 2 and 5 years	—	952,977

	36,915,513	38,823,284